FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 16—FAIR VALUE MEASUREMENTS

Fair Value of Financial Instruments

The estimated fair value of financial instruments below has been determined using available market information and appropriate valuation methodologies, as applicable. There have been no changes in the methods and significant assumptions used to estimate the fair value of financial instruments during the year ended December 31, 2017. Our financial instruments are detailed in the following table.

	December 31, 2017		December 31, 2016
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In millions)
Cash and cash equivalents	$122	$122	$126	$126
Restricted cash and cash equivalents	230	230	118	118
Financing receivables	36	36	19	19
Vacation ownership mortgages receivable	737	770	730	737
Investments in marketable securities	13	13	14	14
Securitized debt	575	563	430	425
Revolving credit facility(1)	(217)	(220)	(236)	(240)
Senior notes(1)	(345)	(364)	(344)	(361)
(1)

The carrying value of our revolving credit facility and senior notes as of December 31, 2017 include $3 million and $5 million of unamortized debt issuance costs, respectively, and $4 million and $6 million as of December 31, 2016, which are presented as a direct reduction of the corresponding liability.

The carrying amounts of cash and cash equivalents and restricted cash and cash equivalents reflected in the accompanying consolidated balance sheets approximate fair value as they are redeemable at par upon notice or maintained with various high‑quality financial institutions and have original maturities of three months or less. Under the fair value hierarchy established in ASC 820, cash and cash equivalents and restricted cash and cash equivalents are stated at fair value based on quoted prices in active markets for identical assets (Level 1).

The financing receivables as of December 31, 2017 are presented in our consolidated balance sheet within other non‑current assets and principally pertain to a convertible secured loan to CLC that matures October of 2019 with interest payable monthly. The outstanding loan is to be repaid in full at maturity either in cash or by means of a share option exercisable by ILG, at its sole discretion. The carrying value of this financing receivable approximates fair value through inputs inherent to the originating value of this loan, such as interest rates and ongoing credit risk accounted for through non‑recurring adjustments for estimated credit losses as necessary (Level 2). The stated interest rate on this loan is comparable to market. Interest is recognized within our “Interest income” line item in our accompanying consolidated statements of income for the years ended December 31, 2017, 2016 and 2015.

We estimate the fair value of vacation ownership mortgages receivable using a discounted cash flow model. We believe this is comparable to the model that an independent third party would use in the current market. Our model incorporates default rates, prepayment rates, coupon rates and loan terms respective to the portfolio based on current market assumptions for similar types of arrangements. Based upon the availability of market data, we have classified inputs used in the valuation of our vacation ownership mortgages receivable as Level 3. The primary sensitivity in these assumptions relates to forecasted defaults and projected prepayments which could cause the estimated fair value to vary.

Investments in marketable securities consist of marketable securities (mutual funds) related to deferred compensation plans which are funded in a Rabbi trust as of December 31, 2017 and 2016 and classified as other noncurrent assets in the accompanying consolidated balance sheets. Participants in the deferred compensation plan unilaterally determine how their compensation deferrals are invested within the confines of the Rabbi trust which holds the marketable securities. Consequently, management has designated these marketable securities as trading investments, as allowed by applicable accounting guidance, even though there is no intent by ILG to actively buy or sell securities with the objective of generating profits on short‑term differences in market prices. These marketable securities are recorded at a fair value of $13 million and $14 million as of December 31, 2017 and 2016, respectively, based on quoted market prices in active markets for identical assets (Level 1). We recognized a $2 million unrealized trading gain for the year ended December 31, 2017 and a $1 million unrealized trading gain for the year ended December 31, 2016. These unrealized trading gains have an accompanying offsetting adjustment to employee compensation expense and are each included within general and administrative expenses in the accompanying consolidated statement of income. See Note 18 for further discussion in regards to this deferred compensation plan.

Our non-public, securitized debt fair value is determined based upon discounted cash flows for the debt using Level 3 inputs such as rates deemed reasonable for the type of debt, prevailing market conditions and the length of maturity for the debt.

Borrowings under our senior notes (issued April 2015) and revolving credit facility are carried at historical cost and adjusted for principal payments. The fair value of our senior notes was estimated at December 31, 2017 using an input of quoted prices from an inactive market due to the infrequency at which trades occur on our senior notes (Level 2). The carrying value of the outstanding balance under our revolving credit facility, exclusive of debt issuance costs, approximates fair value as of December 31, 2017 and 2016 through inputs inherent to the debt such as variable interest rates and credit risk (Level 2).